Business Combination (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 20, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Combination (Details) [Line Items]
Ordinary shares issued			114,022,421
Net assets (in Dollars)			$ 32,383,568
Recognized expense (in Dollars)		$ 101,900,000	$ 101,900,000
Business combination, description		Shares issued to Twelve Seas as part of the Business Combination included escrow shares of 1,552,000 being 30% of the founder shares which are subject to meeting certain financial milestones as mentioned below.	Shares issued to Twelve Seas as part of the Business Combination included escrow shares of 1,552,000 being 30% of the founder shares which are subject to meeting certain financial milestones as mentioned below.
Total shares issued		98,718,035
Reduction of ordinary shares		1,281,965	1,281,965
Cash election, percentage (in Dollars per share)		$ 40	$ 40
Shares issued			98,718,035
Twelve Seas [Member]
Business Combination (Details) [Line Items]
Ordinary shares issued		10,869,719	10,869,719
Warrants issued		21,229,000	21,229,000
Sale of ordinary shares		16,997,181	16,997,181
(in Dollars per share)		$ 10.31	$ 10.31
Redemption amount of ordinay shares (in Dollars)		$ 175,360,000	$ 175,360,000
Ordinary shares, description		Twelve Seas issued a total of 100 million shares (inclusive of 20 million of escrowed shares) to BPGIC in exchange for 100 ordinary shares of BPGIC. All 100 million shares were simultaneously replaced with Brooge Energy shares at the ratio of 1:1.	Twelve Seas issued a total of 100 million shares (inclusive of 20 million of escrowed shares) to BPGIC in exchange for 100 ordinary shares of BPGIC. All 100 million shares were simultaneously replaced with Brooge Energy shares at the ratio of 1:1.
Net assets (in Dollars)		$ 32,400,000	$ 32,400,000
Recognized fair value (in Dollars)		131,000,000	131,000,000
Recognized expense (in Dollars)		98,600,000	98,600,000
Business administration expenses (in Dollars)		$ 3,100,000	$ 3,100,000
Escrow [Member]
Business Combination (Details) [Line Items]
Ordinary shares issued		1,500,000	1,500,000
Total shares issued		20,000,000	20,000,000
Exchange shares		20,000,000	20,000,000
NASDAQ [Member]
Business Combination (Details) [Line Items]
Fair value, per share (in Dollars per share)	$ 10.49		$ 10.49
Fair value, per warrant (in Dollars per share)	$ 0.8		$ 0.8
One Half Escrow [Member]
Business Combination (Details) [Line Items]
Escrow property, description		(a) the Annualized EBITDA (as defined in the Escrow Agreement) for any full fiscal quarter during the Escrow Period (beginning with the first full fiscal quarter beginning after the Closing) (an “Escrow Quarter”) equals or exceeds USD 175,000,000 or (b) at any time during the Escrow Period, the closing price of the Brooge Energy ordinary shares equals or exceeds $12.50 per share (subject to equitable adjustment) for any ten (10) Trading Days (as defined in the Escrow Agreement) within any twenty (20) Trading Day period during the Escrow Period.	(a) the Annualized EBITDA (as defined in the Escrow Agreement) for any full fiscal quarter during the Escrow Period (beginning with the first full fiscal quarter beginning after the Closing) (an “Escrow Quarter”) equals or exceeds USD 175,000,000 or (b) at any time during the Escrow Period, the closing price of the Brooge Energy ordinary shares equals or exceeds $12.50 per share (subject to equitable adjustment) for any ten (10) Trading Days (as defined in the Escrow Agreement) within any twenty (20) Trading Day period during the Escrow Period.
All Escrow Property [Member]
Business Combination (Details) [Line Items]
Escrow property, description		(a) the Annualized EBITDA for any Escrow Quarter equals or exceeds $250,000,000 or (b) at any time during the Escrow Period, the closing price of the Brooge Energy ordinary shares equals or exceeds $14.00 per share (subject to equitable adjustment) for any ten (10) Trading Days within any twenty (20) Trading Day period during the Escrow Period.	(a) the Annualized EBITDA for any Escrow Quarter equals or exceeds $250,000,000 or (b) at any time during the Escrow Period, the closing price of the Brooge Energy ordinary shares equals or exceeds $14.00 per share (subject to equitable adjustment) for any ten (10) Trading Days within any twenty (20) Trading Day period during the Escrow Period.